Supplementary Information, Reserve quantities information (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reserve Quantities [Line Items]
Crude Oil	$ 3,624	$ 3,956	$ 0
Synthetic Oil	0
Natural Gas	4,382	5,076	5,343
Synthetic Gas	0
Net proved developed reserves [Member] | Consolidated entities [Member]
Reserve Quantities [Line Items]
Crude Oil		6,324	5,557
Synthetic Oil		7	0
Natural Gas		5,937	6,825
Synthetic Gas		6	0
Net proved developed reserves [Member] | Consolidated entities [Member] | Geographic Area For Oil And Gas Disclosures [Domain]
Reserve Quantities [Line Items]
Crude Oil	7,115
Synthetic Oil	8
Natural Gas	7,535
Synthetic Gas	12
Net proved developed reserves [Member] | Consolidated entities [Member] | Brazil [Member]
Reserve Quantities [Line Items]
Crude Oil	6,932	6,121	5,346
Synthetic Oil	8	7	0
Natural Gas	6,975	5,383	5,070
Synthetic Gas	12	6	0
Net proved developed reserves [Member] | Consolidated entities [Member] | South America [Member]
Reserve Quantities [Line Items]
Crude Oil	119	140	189
Synthetic Oil	0	0	0
Natural Gas	489	486	1,662
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Consolidated entities [Member] | North America [Member]
Reserve Quantities [Line Items]
Crude Oil	5	4	6
Synthetic Oil	0	0	0
Natural Gas	30	37	68
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Consolidated entities [Member] | Africa [Member]
Reserve Quantities [Line Items]
Crude Oil	60	58	16
Synthetic Oil	0	0	0
Natural Gas	40	32	26
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Consolidated entities [Member] | Others [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	0
Synthetic Oil	0	0	0
Natural Gas	0	0	0
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Consolidated entities [Member] | International [Member]
Reserve Quantities [Line Items]
Crude Oil	183	202	211
Synthetic Oil	0	0	0
Natural Gas	560	555	1,755
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Nonconsolidated entities [Member]
Reserve Quantities [Line Items]
Crude Oil	7,134	6,346	28
Synthetic Oil	8	7	0
Natural Gas	7,560	5,970	47
Synthetic Gas	12	6	0
Net proved developed reserves [Member] | Nonconsolidated entities [Member] | Geographic Area For Oil And Gas Disclosures [Domain]
Reserve Quantities [Line Items]
Crude Oil	19	22
Synthetic Oil	0	0
Natural Gas	0	32
Synthetic Gas	0	0
Net proved developed reserves [Member] | Nonconsolidated entities [Member] | Brazil [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	0
Synthetic Oil	0	0	0
Natural Gas	0	0	0
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Nonconsolidated entities [Member] | South America [Member]
Reserve Quantities [Line Items]
Crude Oil	19	22	28
Synthetic Oil	0	0	0
Natural Gas	25	32	47
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Nonconsolidated entities [Member] | North America [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	0
Synthetic Oil	0	0	0
Natural Gas	0	0	0
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Nonconsolidated entities [Member] | Africa [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	0
Synthetic Oil	0	0	0
Natural Gas	0	0	0
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Nonconsolidated entities [Member] | Others [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	0
Synthetic Oil	0	0	0
Natural Gas	0	0	0
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Nonconsolidated entities [Member] | International [Member]
Reserve Quantities [Line Items]
Crude Oil	19	22	28
Synthetic Oil	0	0	0
Natural Gas	0	32	47
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Consolidated entities [Member]
Reserve Quantities [Line Items]
Crude Oil		3,939	3,548
Synthetic Oil		0	0
Natural Gas		5,045	5,315
Synthetic Gas		0	0
Net proved undeveloped reserves [Member] | Consolidated entities [Member] | Geographic Area For Oil And Gas Disclosures [Domain]
Reserve Quantities [Line Items]
Crude Oil	3,609
Synthetic Oil	0	0
Natural Gas	4,347
Synthetic Gas	0	0
Net proved undeveloped reserves [Member] | Consolidated entities [Member] | Brazil [Member]
Reserve Quantities [Line Items]
Crude Oil	3,447	3,798	5,585
Synthetic Oil	0	0	0
Natural Gas	3,579	4,476	6,872
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Consolidated entities [Member] | South America [Member]
Reserve Quantities [Line Items]
Crude Oil	91	85	3,370
Synthetic Oil	0	0	0
Natural Gas	746	554	4,276
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Consolidated entities [Member] | North America [Member]
Reserve Quantities [Line Items]
Crude Oil	6	4	100
Synthetic Oil	0	0	0
Natural Gas	22	14	979
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Consolidated entities [Member] | Africa [Member]
Reserve Quantities [Line Items]
Crude Oil	65	524	10
Synthetic Oil	0	0	0
Natural Gas		0	58
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Consolidated entities [Member] | Others [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	69
Synthetic Oil	0	0	0
Natural Gas		0	1
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Consolidated entities [Member] | International [Member]
Reserve Quantities [Line Items]
Crude Oil	162	141	178
Synthetic Oil	0	0	0
Natural Gas	768	569	1,038
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Nonconsolidated entities [Member]
Reserve Quantities [Line Items]
Crude Oil		3,956	22
Synthetic Oil		0	0
Natural Gas		5,076	28
Synthetic Gas		0	0
Net proved undeveloped reserves [Member] | Nonconsolidated entities [Member] | Geographic Area For Oil And Gas Disclosures [Domain]
Reserve Quantities [Line Items]
Crude Oil	15	18
Synthetic Oil	0	0
Natural Gas	35	31
Synthetic Gas	0	0
Net proved undeveloped reserves [Member] | Nonconsolidated entities [Member] | Brazil [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	22
Synthetic Oil	0	0	0
Natural Gas	0	0	28
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Nonconsolidated entities [Member] | South America [Member]
Reserve Quantities [Line Items]
Crude Oil	15	18	0
Synthetic Oil	0	0	0
Natural Gas	35	31	0
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Nonconsolidated entities [Member] | North America [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	0
Synthetic Oil	0	0	0
Natural Gas	0	0	0
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Nonconsolidated entities [Member] | Africa [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	0
Synthetic Oil	0	0	0
Natural Gas	0	0	0
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Nonconsolidated entities [Member] | Others [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	0
Synthetic Oil	0	0	0
Natural Gas	0	0	0
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Nonconsolidated entities [Member] | International [Member]
Reserve Quantities [Line Items]
Crude Oil	15	18	22
Synthetic Oil	0	0	0
Natural Gas	35	31	28
Synthetic Gas	$ 0	$ 0	$ 0